Expected credit loss measurement - Scenario weights (Detail)	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Upside
Disclosure Of Provision Matrix [Table]
Assigned weights	0.00%	0.00%	5.00%
Baseline
Disclosure Of Provision Matrix [Table]
Assigned weights	55.00%	55.00%	55.00%
Mild global interest rate steepening
Disclosure Of Provision Matrix [Table]
Assigned weights			10.00%
Severe global interest rate steepening
Disclosure Of Provision Matrix [Table]
Assigned weights		25.00%
Severe Russia-Ukraine conflict scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	25.00%
Global crisis
Disclosure Of Provision Matrix [Table]
Assigned weights	20.00%	20.00%	30.00%